Share Issuances and Warrants (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($)
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $	$ 1,269
Share purchase warrants, per share | $ / shares	$ 0.5
Issuance of warrants | shares	132,220
Exercise price | $ / shares	$ 5.75
Issuance of warrants reserve | $	$ 294
Measurement Input, Risk Free Interest Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, measurement input	3.24
Measurement Input, Price Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, measurement input	94.73
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	264,439
Shares issued price per share | $ / shares	$ 4.80
Gross proceeds | $	$ 1,269